Initial Public Offering	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 10,700,000 Units, including 700,000 units subject to the underwriters’ over-allotment option, at a price of $10.00 per Unit generating gross proceeds to the Company in the amount of $107,000,000. Each Unit consists of one share of Common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 10,700,000 Units, including 700,000 units subject to the underwriters’ over-allotment option, at a price of $10.00 per Unit generating gross proceeds to the Company in the amount of $107,000,000. Each Unit consists of one share of Common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Common stock at a price of $11.50 per share, subject to adjustment (see Note 8).